Staff costs (Details Narrative)		6 Months Ended	12 Months Ended
	Mar. 02, 2020	Jun. 30, 2022	Dec. 31, 2021
Staff Costs
Disclosure of information about key management personnel		Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the Directors of the Company, Chief Executive Officer and the Chief Scientific Officer .
Description of stock split	ordinary shares on a one for 20 basis into new ordinary shares of £0.001 each in the capital of the Company		ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company. The comparative denominator has been calculated to reflect the share consolidation.